Transamerica ClearTrack® 2045

SCHEDULE OF INVESTMENTS
At January 31, 2025
(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 52.9%
International Equity Funds - 22.3%
iShares Core MSCI EAFE ETF	107,098	$ 7,880,271
iShares Core MSCI Emerging Markets ETF	41,018	2,173,544
iShares Global REIT ETF (A)	90,717	2,206,237
		12,260,052
U.S. Equity Fund - 26.1%
iShares Core S&P 500 ETF	23,705	14,333,465
U.S. Fixed Income Funds - 4.5%
iShares 0-5 Year TIPS Bond ETF	13,666	1,387,099
iShares Core U.S. Aggregate Bond ETF	11,382	1,108,607
		2,495,706
Total Exchange-Traded Funds (Cost $27,021,738)		29,089,223
INVESTMENT COMPANIES - 47.2%
International Equity Funds - 12.2%
Transamerica Emerging Markets Equity (B)	167,962	1,353,777
Transamerica International Focus (B)	391,848	2,668,484
Transamerica International Stock (B)	223,933	2,667,044
		6,689,305
International Fixed Income Fund - 1.5%
Transamerica Emerging Markets Debt (B)	91,050	833,110
U.S. Equity Funds - 26.9%
Transamerica Capital Growth (B)(C)	149,852	1,861,165
Transamerica Large Cap Value (B)	309,643	4,731,346
Transamerica Mid Cap Growth (B)	142,083	1,548,709
Transamerica Mid Cap Value Opportunities (B)	138,261	1,536,081
Transamerica Small Cap Growth (B)	169,911	1,109,517
Transamerica Small Cap Value (B)	217,916	1,107,012
Transamerica US Growth (B)	93,094	2,903,595
		14,797,425
	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 6.6%
Transamerica Bond (B)	314,936	$ 2,506,892
Transamerica High Yield Bond (B)	135,772	1,118,759
		3,625,651
Total Investment Companies (Cost $25,940,384)		25,945,491
OTHER INVESTMENT COMPANY - 0.2%
Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.33% (D)	125,000	125,000
Total Other Investment Company (Cost $125,000)		125,000

	Principal	Value
REPURCHASE AGREEMENT - 1.0%
Fixed Income Clearing Corp., 1.80% (D), dated 01/31/2025, to be repurchased at $542,982 on 02/03/2025. Collateralized by a U.S. Government Obligation, 1.25%, due 11/30/2026, and with a value of $553,849.	$ 542,901	542,901
Total Repurchase Agreement (Cost $542,901)		542,901
Total Investments (Cost $53,630,023)		55,702,615
Net Other Assets (Liabilities) - (1.3)%		(732,613)
Net Assets - 100.0%		$ 54,970,002
INVESTMENT VALUATION:

Valuation Inputs (E)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$29,089,223	$—	$—	$29,089,223
Investment Companies	25,945,491	—	—	25,945,491
Other Investment Company	125,000	—	—	125,000
Repurchase Agreement	—	542,901	—	542,901
Total Investments	$55,159,714	$542,901	$—	$55,702,615
Transamerica Funds

Transamerica ClearTrack® 2045

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
All or a portion of the security is on loan. The total value of the securities on loan is $121,600, collateralized by cash collateral of $125,000. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(B)	Affiliated investment in the Class R6 shares of funds within Transamerica Funds. The Fund’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value January 31, 2025	Shares as of January 31, 2025	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$1,804,073	$738,627	$(19,287)	$(3,970)	$(12,551)	$2,506,892	314,936	$23,778	$—
Transamerica Capital Growth	1,496,200	393,254	(419,202)	190,403	200,510	1,861,165	149,852	—	—
Transamerica Emerging Markets Debt	604,517	242,063	(6,452)	(996)	(6,022)	833,110	91,050	14,780	—
Transamerica Emerging Markets Equity	986,199	390,418	(10,747)	(4,486)	(7,607)	1,353,777	167,962	1,613	—
Transamerica High Yield Bond	821,483	309,110	(16,673)	(1,977)	6,816	1,118,759	135,772	16,066	—
Transamerica International Focus	1,854,747	1,086,641	(20,510)	(10,466)	(241,928)	2,668,484	391,848	30,162	296,749
Transamerica International Stock	1,858,492	848,843	(20,505)	(429)	(19,357)	2,667,044	223,933	55,309	58,804
Transamerica Large Cap Value	3,447,043	1,331,346	(186,756)	12,832	126,881	4,731,346	309,643	29,650	42,280
Transamerica Mid Cap Growth	1,072,410	405,953	(45,019)	(14,362)	129,727	1,548,709	142,083	—	44,268
Transamerica Mid Cap Value Opportunities	1,073,301	523,105	(11,834)	(4,664)	(43,827)	1,536,081	138,261	16,158	81,852
Transamerica Small Cap Growth	760,465	371,776	(18,645)	(8,411)	4,332	1,109,517	169,911	—	88,732
Transamerica Small Cap Value	833,858	445,418	(8,757)	(14,571)	(148,936)	1,107,012	217,916	15,418	166,955
Transamerica US Growth	2,139,466	949,251	(82,766)	30,379	(132,735)	2,903,595	93,094	3,610	299,496
Total	$18,752,254	$8,035,805	$(867,153)	$169,282	$(144,697)	$25,945,491	2,546,261	$206,544	$1,079,136

(C)	Non-income producing security.
(D)	Rate disclosed reflects the yield at January 31, 2025.
(E)
There were no transfers in or out of Level 3 during the period ended January 31, 2025. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
Transamerica Funds

Transamerica ClearTrack® 2045

NOTES TO SCHEDULE OF INVESTMENTS
At January 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica ClearTrack® 2045 (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at January 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Funds